Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined contribution pension plan
Benefit costs	$ 80,000	$ 94,000	$ 141,000
Participant contributions	$ 0	0	0
Company matching employee contribution percentage	3.50%
Pension Plan [Member]
Defined contribution pension plan
Accumulated benefit obligation	$ 6,104,000	6,551,000
Benefit costs	471,000	589,000	285,000
Underfunded status at end of period	862,000	1,795,000
401(k) [Member]
Defined contribution pension plan
Matching contribution	2,579,000	$ 1,997,000	$ 1,141,000
401(k) [Member] | Before Second Quarter Of Two Thousand And Twenty One [Member]
Defined contribution pension plan
Defined Contribution Plan Employer Discretionary Contribution Additional Contribution Accrued	725,000
Unfunded Plan [Member]
Defined contribution pension plan
Underfunded status at end of period	$ 862,000